Capital Structure (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2022	Dec. 06, 2021	Nov. 30, 2020	Nov. 10, 2020	Nov. 03, 2020	Feb. 21, 2020	Jul. 31, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized									100,000,000		100,000,000	100,000,000
Common stock, par value									$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized									100,000		100,000	100,000
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued			8,500						21,663,888		24,046,001	10,655,833
Common Stock, shares outstanding								21,663,888	21,663,888		24,046,001	10,655,833
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Common stock issued in public offering, shares												1,146,000
Issuance, value											$ 28,318,314	$ 489,000
Treasury shares repurchased, shares									2,825,617		2,825,617
Options to purchase of warrants							442,650					1,158,000
Warrant exercises amount												$ 489,000
Additional share of common stock									300,000		4,383,950	211,330
Convertible promissory notes, value									$ 277,500		$ 560,496	$ 350,000
Convertible promissory notes share											186,832	300,000
Stock based compensation									400,860	$ 5,538,821	$ 9,387,965	$ 2,398,140
Common Stock issued in debt settlement, shares												8,500
Common stock			$ 8,500						21,664		24,046	$ 10,656
Number of shares acquisitions						250,000
Number of shares acquisitions, value						$ 156,612						1,040,000
Accrued interest												32,856				$ 35,496
Cashless provision
Stock options exercised, shares											222,407
Purchase of assets, value											$ 525,000
Intellectual property									$ 375,000		375,000
Warrant exercise price per share									$ 2.79
Proceeds from Public offering							$ 28,318,314			28,318,314	28,318,314	5,861,286
Common stock payable									477,000		285,000
Treasury shares purchased, values
Treasury shares repurchased, value									2,880,045
Research loan agreement									1,500,000
Principal amount									$ 2,000,000			$ 525,000		$ 300,000
Capital structure, description									the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan.
Common stock issued									$ 192,000
Stock payable									477,000
Two License Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of assets, shares											125,175
Purchase of assets, value											$ 525,000
Payment in cash to acquire property											150,000
Intellectual property											675,000
Impairement of license agreements											300,000
Intellectual property remaining amount											$ 375,000
Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock payable									$ 300,000
Number of shares issued for services									550,000		1,422,000
Employee benefits share based compensation								$ 400,860			$ 4,340,983
Twelve Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for employees											367,496
Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares	250,000
Issuance, value	$ 277,500
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares											11,066,258	1,146,000
Issuance, value											$ 11,066	$ 1,146
Treasury shares repurchased, shares									(2,825,617)
Convertible promissory notes, value									$ 250		$ 187	$ 300
Convertible promissory notes share									250,000		186,832	300,000
Number of shares issued for services									250,000		1,789,496	475,000
Common Stock issued in debt settlement, shares												8,500
Number of shares acquisitions			200,000									200,000
Number of shares acquisitions, value												$ 200
Cashless provision											$ 222
Stock options exercised, shares											222,407
Purchase of assets, shares											125,175
Purchase of assets, value											$ 125
Treasury shares purchased, values
Treasury shares repurchased, value									$ 2,825
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Options to purchase of warrants											11,607,142
Convertible promissory notes, value											$ 1,446,530
Number of common stock purchased							11,607,142
Warrant exercise price per share							$ 2.79				$ 2.79
Treasury Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance, value
Treasury shares repurchased, shares									2,825,617
Convertible promissory notes, value
Cashless provision
Purchase of assets, value
Treasury shares purchased, shares									2,825,617
Treasury shares purchased, values									$ 2,880,045
Treasury shares cancelled, shares									(2,433,894)
Treasury shares purchased, values									$ 2,579,894
Treasury shares repurchased, value									$ 2,880,045
Treasury Stock [Member] | Oppenheimer & Co [Member]
Subsidiary, Sale of Stock [Line Items]
Treasury shares repurchased, shares									391,723
Treasury shares cancelled, shares									2,433,894
Treasury shares repurchased, value									$ 300,151
Convertible Promissory Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares	250,000
Issuance, value	$ 277,500
Convertible promissory notes, value												$ 350,000
Convertible promissory notes share											186,832	300,000
Convertible Notes Payable			$ 300,000								$ 525,000	$ 25,000	[1]
Accrued interest			$ 250,000								$ 35,496
One Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement	1,500,000
Principal amount	1,500,000
Two Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement	500,000
Principal amount	$ 500,000
Regulation A Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value														$ 0.001
Common stock payable														$ 735,000
Shares Issued, Price Per Share														$ 1.00
Additional share of common stock														735,000
Offering expenses														$ 23,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.001
Common stock issued in public offering, shares					933,333
Common stock payable					$ 7,000,000
Offering expenses					$ 5,900,000
Common Stock, par value					$ 8.50
Additional share of common stock					140,000
Warrant exercise price per share											$ 8.50
Proceeds from Public offering		$ 138,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock payable					$ 1,400
Additional share of common stock					140,000
Common Stock, par value					$ 0.01
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value							$ 0.001
Common stock issued in public offering, shares							11,066,258
14 Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance, value														289,500	$ 289,500
Common stock payable														$ 50,000	$ 239,500
Treasury shares repurchased, shares														1,158,000	1,158,000
Shares Issued, Price Per Share														$ 0.25	$ 0.25
Founder [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares															5,000,000
Issuance, value															$ 5,000
Common stock payable														$ 450	$ 4,550
Endorsement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 3.94							$ 3.90
Common stock issued in public offering, shares				50,000							50,000
Stock based compensation				$ 197,125
Two Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation												$ 1,565,000
Number of shares issued for services												425,000
Whitley [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock issued in debt settlement, shares											8,500
Common stock											$ 8,500
Stock options exercised, shares											159,053
Officer Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares												700,000
Officer Share [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance, value												$ 225,000		$ 325,000
Officer Share [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares												300,000		400,000
SRM Entertainment Share [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares acquisitions											200,000
Number of shares acquisitions, value											$ 1,040,000
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Cashless provision											$ 47,470
Stock options exercised, shares											47,470
Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares											15,884
Five Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued in public offering, shares											1,422,000
Stock based compensation											$ 4,340,983
Common stock issued to employees											$ 367,496

[1]	Issued to a non-affiliate.